Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	$ 130,717		$ 1,070		$ 342
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	121,146		(78,961)		(27,828)
Cash flow hedge, net of income tax	29,758	[1]	(14,386)	[2]	(19,420)	[3]
- Items that will not be reclassified to profit or loss:
Revaluation surplus net of income tax (Note 12, 14)	(136,622)		29,453		(31,929)
Other comprehensive income/ (loss) for the year	14,282		(63,894)		(79,177)
Total comprehensive income / (loss) for the year	144,999		(62,824)		(78,835)
Attributable to:
Equity holders of the parent	147,273		(63,353)		(75,437)
Non-controlling interest	$ (2,274)		$ 529		$ (3,398)

[1]	Net of 2,526 of Income tax.
[2]	Net of 5,729 of Income tax
[3]	Net of 6,752 of income tax.